Total Equity (Tables)	12 Months Ended
Dec. 31, 2025
Total Equity
Schedule of Number of Shares

Millions	Issued Capital	Treasury Shares
1/1/2023	1,229	-61
Purchase of treasury shares	0	-8
Reissuance of treasury shares under share-based payments	0	8
12/31/2023	1,229	-61
Purchase of treasury shares	0	-11
Reissuance of treasury shares under share-based payments	0	10
12/31/2024	1,229	-62
Purchase of treasury shares	0	-8
Reissuance of treasury shares under share-based payments	0	9
12/31/2025	1,229	-61

Schedule of Other Components of Equity

		Cash Flow
	Exchange	Hedges/Cost of
€ millions	Differences	Hedging	Total
1/1/2023	4,015	16	4,031
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	-1,597	-8	-1,605
12/31/2023	2,418	9	2,426
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,370	-24	2,347
12/31/2024	4,788	-15	4,773
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	-4,594	26	-4,568
12/31/2025	193	11	204